Average Annual Total Returns		12 Months Ended	16 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator International Developed Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.25%	12.10%
Performance Inception Date	Aug. 31, 2023
Innovator International Developed Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.25%	12.10%
Innovator International Developed Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.80%	9.38%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%	17.36%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		27.89%	14.49%